AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 6, 2005

1933 ACT FILE NO. 033-47508
1940 ACT FILE NO. 811-06653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 18	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 20	[X]

(Check appropriate box or boxes.)

THE JENSEN PORTFOLIO, INC.
(Exact name of Registrant as Specified in Charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of Principal Executive Office) (Zip Code)

(503) 274-2044
(800) 221-4384
Registrant’s Telephone Number, including Area Code

Gary Hibler
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and Address of Agent for Service)

Copy to:

Brendan N. O’Scannlain
Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue, Suite 2600
Portland, OR 97204-1268

It is proposed that this filing will become effective (check appropriate box)
[   ]  immediately upon filing pursuant to paragraph (b)
[X]  on September 28, 2005 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 17 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on July 11, 2005, and pursuant to Rule 485(a)(1) would become effective on September 9, 2005.

This Post-Effective Amendment No. 18 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 28, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 18 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 18 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland and the State of Oregon on September 2, 2005.

THE JENSEN PORTFOLIO, INC.

By: /s/ Gary W. Hibler
Gary W. Hibler, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

Val E. Jensen*	Chairman and Director	September 2, 2005
Val E. Jensen

/s/ Gary W. Hibler	President and Director	September 2, 2005
Gary W. Hibler	(Chief Executive Officer)

Brian S. Ferrie*	Treasurer and Chief Compliance Officer	September 2, 2005
Brian S. Ferrie	(Principal Accounting Officer)

Robert F. Zaugnis*	Vice President	September 2, 2005
Robert F. Zaugnis

Robert G. Millen*	Vice President and	September 2, 2005
Robert G. Millen	Secretary

Robert E. Harold*	Director	September 2, 2005
Robert E. Harold

Norman W. Achen*	Director	September 2, 2005
Norman W. Achen

Thomas L. Thomsen, Jr.*	Director	September 2, 2005
Thomas L. Thomsen, Jr.

Roger A. Cooke*	Director	September 2, 2005
Roger A. Cooke

*By: /s/ Gary W. Hibler
Gary W. Hibler, Attorney-In Fact